Putnam
International
New Opportunities
Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

3-31-99


[LOGO: BOSTON * LONDON * TOKYO]



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

The world is teeming with new investment opportunities, some of them destined to thrive, others to languish. The challenge of Putnam
International New Opportunities Fund is to find and invest in the former and to avoid the latter. Even though the fund's managers exclude U.S. companies from the scope of their search, the task is immense.

While past performance can never be taken as a guarantee of future results, the four-year-old fund's results speak well of the team's ability to identify and invest in successful ventures. A look at the portfolio reveals the fund's broad scope -- across both industries and national economies.

In the following report, the fund's managers review strategy and performance during the first half of fiscal 1999. They discuss some of the interesting companies in the portfolio, and then they look at prospects for the fiscal year's second half.

I am pleased to announce the appointment of J. Peter Grant to the fund's management team. Peter joined Putnam in 1973 and since 1986 has specialized in Pacific Basin and Latin American markets. He has 31 years of investment experience.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
May 19, 1999



Report from the Fund Managers
Robert J. Swift
Jack P. Chang
Stephen Oler
J. Peter Grant

As portfolio managers of Putnam International New Opportunities Fund, our goal is to identify the fastest growing international companies of any size. Over the first half of fiscal 1999, this strategy continued to serve the fund well as investors sought out niche players in global growth industries around the world.

For the semiannual period ended March 31, 1999, the fund logged an impressive return. Since the fund targets both established and emerging markets, we evaluate performance against both the Morgan Stanley Capital International EAFE Index (which represents established markets) and the Morgan Stanley Capital International Emerging Markets Index (which represents emerging markets). During the period, the MSCI EAFE Index had a total return of 22.34% and the MSCI Emerging Markets Index returned 33.19%. For more information, including results for other share classes, please turn to page 6.

Total return for six months ended 3/31/99

       Class A            Class B             Class C            Class M
     NAV     POP        NAV     CDSC        NAV     CDSC       NAV     POP
-----------------------------------------------------------------------------
    28.12%   20.75%    27.52%   22.52%     27.68%   26.68%     27.78%   23.29%
-----------------------------------------------------------------------------

Past performance is no indication of future results. Performance information for longer periods begins on page 6.

* JAPANESE EXPOSURE INCREASED

Despite the poor economic conditions prevailing in Japan, we continued to find smaller Japanese companies in strong industries that have shown the ability to grow their earnings. One example is Hikari Tsushin, the number two Japanese distributor of cellular phones. The company is also a leading provider of Internet infrastructure for small and midsize corporations.


[GRAPHIC OMITTED: horizontal bar chart TOP COUNTRY ALLOCATIONS]

TOP COUNTRY ALLOCATIONS*

Japan              19.8%

United Kingdom     17.4%

Germany             9.5%

Italy               7.7%

France              5.9%

Footnote reads:
*Based on net assets as of 3/31/99. Holdings will vary over time.


Another Internet-related holding in Japan is Kadokawa Shoten Publishing. The company is planning to become the Amazon.com of Japan by developing an Internet sales channel for its books.

Lipper ranked the fund's class A shares in the top 10% of all international funds for one-year performance as of March 31, 1999. The fund ranked 35 out of 558 funds.*

* Past performance is not indicative of future results. Lipper is an industry research firm whose rankings are based on total return performance, vary over time, and do not reflect the effects of sales charges. Performance of other share classes will vary. For the 3-year period, the fund ranked 98 out of 332 international funds. The fund was not ranked over longer periods.


Outside technology, one of the fund's major Japanese holdings is in the consumer products area. Fancl Corporation is the leading Japanese company in the growing market for all-natural cosmetics -- those produced with only organic materials rather than synthetic chemicals. The company has emerged as a challenger to the large Japanese cosmetics company Shiseido, based on its preeminence in a niche market in which Shiseido has lesser penetration. Fancl also offers an alternative distribution method to the traditional department store counter by selling through mail-order catalogues. While these holdings, along with others discussed in this report, were viewed favorably at the end of the period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

* FOCUS ON TELECOMMUNICATIONS AND MEDIA REMAINS IN EUROPE

Throughout the past six months, the fund continued to benefit from its holdings in rapidly growing companies in technology, telecommunications, and telecommunications equipment as well as in media industries located across Europe. We have identified a number of international companies among the firms in the telecommunications and information technology industries that are aggressively positioning themselves for the convergence of voice and data communications on a common network, creating a cheaper and more efficient telecommunications technology.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Vodafone Group PLC
United Kingdom
Telephone services

Nokia OYJ Class A
Finland
Telecommunication equipment

EM TV & Merchandising AG
Germany
Broadcasting

Bellsystem 24, Inc.
Japan
Consumer services

Fuji Soft AB, Inc.
Japan
Computer software

Mannesmann AG
Germany
Telephone services

Rogers Communication
Canada
Cable television

Shohkoh Fund & Co., Ltd.
Japan
Financial services

Seat Pagine Gialle SpA
Italy
Publishing

Obic Co., Ltd.
Japan
Computer services

Footnote reads:
These holdings represent 22.3% of the fund's net assets as of 3/31/99. Portfolio holdings will vary over time.


According to the research group Analysys, the worldwide pervasiveness of the Internet has caused the estimates for data traffic over telecommunications networks to rise exponentially.

During the past six months, European technology companies such as Micrologica and Real Software as well as telecommunications companies such as Stet Hellas and Colt Telecom all performed so well that we were able to take profits once their prices reached our target levels. (Micrologica, Real Software, and Stet Hellas were sold prior to the end of the period.)

Well-known British mobile phone company Vodafone remains a key fund holding. Prior to the company's announced merger with Airtouch Communications of the United States, Vodafone had been a leader in the United Kingdom and Europe. Now it has positioned itself as a globally dominant player in the rapidly growing telecommunications industry. The Airtouch acquisition will now allow the company to benefit from cellular growth around the world.



Class Editori: A growing company in a growing industry

Class Editori of Italy is a publisher with a variety of media interests including electronic publishing, newspapers, and magazines and -- as of March 31, 1999 -- was a significant holding of the fund. Known as the Barron's of Italy, Class Editori has developed into a leading Italian financial publisher. The company is benefiting from the growth of the Italian financial services market by becoming a leader in stock trading on the Internet. As a result of a joint venture with an Italian software company, Class Editori retains a presence in two thirds of Internet-based stock trading among the Italian banks.


Your fund is also well positioned in Europe's dynamic media industry. For example, EM TV & Merchandizing of Germany is the largest European producer of cartoon programming for television and the largest merchandiser of cartoon characters. The company offers significantly high growth rates, it matches Disney in terms of cartoon programming market share in Europe, and its founder and CEO remains the company's largest shareholder.


"We look for companies in any market outside the United States with superior rates of sales revenue and earnings growth. We favor companies that we believe offer visible and sustainable high earnings growth as well as the potential for future positive earnings revisions."

-- Robert Swift, manager
Putnam International
New Opportunities Fund


Another strong media holding is Seat-Pagine Gialle of Italy. The company is the second leading yellow pages publisher in the country. Much like many U.S. companies, it has successfully utilized the newest distribution channel open to businesses, the Internet. Seat-Pagine Gialle's Web site generates income from advertising revenue.

* EMERGING MARKETS REBOUND IN FIRST QUARTER

Emerging markets have stabilized and almost all markets rebounded substantially from their recent lows. The Brazilian market's quick stabilization after that country's currency devaluation in January, the relative strength of markets such as Mexico, and South Korea's resurgence have removed some of the more extreme sources of volatility from these markets. In concert with this relative stability, we now also expect a sharp and positive reversal in the fortunes of select emerging-markets companies.

In Brazil, we have positioned the fund in companies with attractive long-term growth potential and quality management teams such as leading cellular telecommunications company Telesp Celular. In Mexico, the average company had about 15% earnings growth in 1998 and this level of growth seems to be continuing in 1999. In the fund, we are maintaining our focus on Mexican blue-chip stocks such as Telefonos de Mexico and Grupo Televisa.

* LONG-TERM GROWTH OPPORTUNITIES REMAIN ABUNDANT

As the demand for equity investments rises around the world and the quality of those investments improves, more companies will go public, driving growth and creating more opportunities for the fund. As such, we will continue to rely on a bottom-up, research-driven process to identify companies of any size that we believe offer visible and sustainable high earnings growth as well as the potential for future positive earnings revisions.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 3/31/99, there is no guarantee the fund will continue to hold these securities in the future. International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. Additional risks, including illiquidity and volatility, may be associated with emerging-markets securities. This fund invests all or a portion of its assets in small to midsize companies. Such investments increase the risk of greater price fluctuations.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam International New Opportunities Fund is designed for investors seeking long-term capital appreciation through investing primarily in the stocks of companies outside of the United States.

TOTAL RETURN FOR PERIODS ENDED 3/31/99

                   Class A         Class B         Class C         Class M
(inception date)  (1/3/95)        (7/21/95)       (2/1/99)        (7/21/95)
                NAV      POP    NAV     CDSC    NAV     CDSC    NAV       POP
-------------------------------------------------------------------------------
6 months        28.12%  20.75%  27.52%  22.52%  27.68%  26.68%  27.78%   23.29%
-------------------------------------------------------------------------------
1 year           8.29    2.06    7.47    2.47    7.54    6.54    7.73     3.96
-------------------------------------------------------------------------------
Life of fund    80.51   70.10   74.93   72.93   75.02   75.02   77.01    70.79
Annual average  14.95   13.35   14.10   13.79   14.11   14.11   14.42    13.46
-------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 3/31/99

                                                MSCI
                                              Emerging
                                  MSCI         Markets    Consumer
                               EAFE Index      Index     price index
-------------------------------------------------------------------------------
6 months                         22.34%        33.19%       0.98%
-------------------------------------------------------------------------------
1 year                            6.06        -19.20        1.73
-------------------------------------------------------------------------------
Life of fund                     46.04        -27.84       10.22
Annual average                    9.33         -7.39        2.32
-------------------------------------------------------------------------------

Past performance is not indicative of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and, in the case of class B and class M shares, the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

PRICE INFORMATION 6 MONTHS ENDED 3/31/99

                   Class A         Class B    Class C        Class M
----------------------------------------------------------------------------
Share value:     NAV      POP         NAV        NAV       NAV      POP
----------------------------------------------------------------------------
9/30/98        $10.81    $11.47     $10.61      $ --     $10.69    $11.08
----------------------------------------------------------------------------
2/1/99*            --        --         --     13.82         --        --
----------------------------------------------------------------------------
3/31/99         13.85     14.69      13.53     13.84      13.66     14.16
----------------------------------------------------------------------------

*Inception date of class C shares. The fund made no distributions during the period.


Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

Comparative benchmarks

Morgan Stanley Capital International (MSCI) EAFE Index* is an unmanaged list of equity securities from Europe, Australasia, and the Far East, with all values expressed in U.S. dollars.

Morgan Stanley Capital International (MSCI) Emerging Markets Index* is an unmanaged list of equity securities from emerging markets with all values expressed in U.S. dollars.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

* Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.



A guide to the financial statements


These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector or country to show areas of concentration and diversification.

Statement of Assets and Liabilities shows how the fund's net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares.

Statement of Operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of Changes in Net Assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the amounts listed in the Statement of Operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial Highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table. A separate table is provided for each share class, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period.



The Putnam family of funds

The following is a complete list of Putnam's open-end mutual funds.
Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund [DBL. DAGGER]

Capital Opportunities Fund

Diversified Equity Trust

Europe Growth Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund

International New Opportunities Fund

Investors Fund

New Opportunities Fund [DBL. DAGGER]

OTC & Emerging Growth Fund

Research Fund

Vista Fund

Voyager Fund

Voyager Fund II

GROWTH AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

Global Growth and Income Fund

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Utilities Growth and Income Fund

INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Global Governmental Income Trust

High Quality Bond Fund +

High Yield Advantage Fund [DBL. DAGGER]

High Yield Total Return Fund

High Yield Trust [DBL. DAGGER]

High Yield Trust II

Income Fund

Intermediate U.S. Government
Income Fund

Money Market Fund **

Preferred Income Fund

Strategic Income Fund *

U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund**

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK]

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds-three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

* Formerly Putnam Diversified Income Trust II

+ Formerly Putnam Federal Income Trust

[DBL. DAGGER] Closed to new investors. Some exceptions may apply. Contact Putnam for details.

[SECTION MARK] Not available in all states.

** An investment in a money market fund is neither insured nor guaranteed by the U.S. government. These funds are managed to maintain a price of $1.00 per share, although there is no assurance that this price will be maintained in the future.

Check your account balances and current performance at www.putnaminv.com.




The fund's portfolio
March 31, 1999 (Unaudited)

COMMON STOCKS (99.0%) (a)
NUMBER OF SHARES                                                                                                     VALUE
Advertising (0.4%)
--------------------------------------------------------------------------------------------------------------------------
            874,400  WPP Group PLC (United Kingdom)                                                         $    7,566,843

Apparel (1.2%)
--------------------------------------------------------------------------------------------------------------------------
            282,900  Hennes & Mauritz AB Class B (Sweden) (NON)                                                 21,227,429

Automotive (0.7%)
--------------------------------------------------------------------------------------------------------------------------
             48,888  Altran Technologies SA (France) (NON)                                                      12,350,331

Banks (4.5%)
--------------------------------------------------------------------------------------------------------------------------
        175,955,000  Akbank T.A.S. (Turkey)                                                                      5,658,713
            585,600  Banca Lombarda SpA (Italy)                                                                  8,561,472
            779,600  Banca Popolare di Brescia SpA (Italy)                                                      23,968,802
          1,021,400  Banco de Bilbao Vizcaya (BBV) (Spain) (NON)                                                15,152,469
             10,780  National Bank of Greece S.A. (Greece) (NON)                                                   728,403
             39,800  Commercial Bank Of Greece S.A. (Greece)                                                     6,509,521
          1,156,000  Oversea Chinese Banking Corp. (Singapore)                                                   7,833,884
          3,022,000  Thai Farmers Bank Public Co. (Thailand) (NON)                                               6,103,428
            160,832  Yapi ve Kredi Bankasi A.S. GDR (Turkey)                                                     2,894,976
                                                                                                            --------------
                                                                                                                77,411,668

Basic Industrial Products (0.7%)
--------------------------------------------------------------------------------------------------------------------------
          1,403,800  Alfa S.A. de C.V. Class A (Mexico)                                                          4,261,325
            148,000  Tomy Company Ltd. (Japan)                                                                   7,822,856
                                                                                                            --------------
                                                                                                                12,084,181

Brewing (0.6%)
--------------------------------------------------------------------------------------------------------------------------
            598,400  Cia Cervejaria Brahma ADR (Brazil)                                                          5,572,600
            480,200  South African Breweries Ltd. (South Africa) (NON)                                           4,176,331
                                                                                                            --------------
                                                                                                                 9,748,931

Broadcasting (4.1%)
--------------------------------------------------------------------------------------------------------------------------
             53,319  EM TV & Merchandising AG (Germany) (NON)                                                   45,567,750
            258,700  Grupo Televisa S.A. de C.V. GDR (Mexico) (NON)                                              8,116,713
             95,133  Television Francaise I (France) (NON)                                                      17,784,401
                                                                                                            --------------
                                                                                                                71,468,864

Building Products (0.6%)
--------------------------------------------------------------------------------------------------------------------------
            630,159  CRH PLC (Ireland)                                                                          10,831,961

Business Equipment and Services (3.0%)
--------------------------------------------------------------------------------------------------------------------------
          2,005,900  Fomento Economico Mexicano, S.A. de C.V. (Mexico) (NON)                                     6,141,803
          1,364,690  Securitas AB Class B (Sweden) (NON)                                                        21,470,894
          1,060,000  Serco Group PLC (United Kingdom)                                                           24,939,574
                                                                                                            --------------
                                                                                                                52,552,271

Cable Television (2.7%)
--------------------------------------------------------------------------------------------------------------------------
          1,725,000  Rogers Communication (Canada) (NON)                                                        31,332,450
            462,500  Shaw Communications, Inc. Class B (Canada)                                                 14,869,904
                                                                                                            --------------
                                                                                                                46,202,354

Cellular Communications (2.1%)
--------------------------------------------------------------------------------------------------------------------------
          4,503,000  China Telecom Ltd. (Hong Kong) (NON)                                                        7,496,283
            647,800  Filtronic PLC (United Kingdom)                                                              8,309,680
            127,400  Mobistar SA (Belgium) (NON)                                                                 8,011,868
          1,337,800  Telecom Italia Mobile SpA (Italy) (NON)                                                     8,959,581
            185,200  Telesp Celular Participacoes S.A. ADR (Brazil) (NON)                                        3,877,625
                                                                                                            --------------
                                                                                                                36,655,037

Computers (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            344,400  Psion PLC (United Kingdom)                                                                  5,228,106

Computer Equipment (0.2%)
--------------------------------------------------------------------------------------------------------------------------
             30,900  Nidec Corp. (Japan)                                                                         3,791,092

Computer Services (4.1%)
--------------------------------------------------------------------------------------------------------------------------
            674,500  CGI Group, Inc. (Canada) (NON)                                                             14,643,603
            124,700  Data Communication Systems Co. Ltd.                                                         5,029,915
          2,105,200  Logica PLC (United Kingdom)                                                                21,542,564
            156,000  Obic Co. Ltd. (Japan)                                                                      28,905,878
                                                                                                            --------------
                                                                                                                70,121,960

Computer Software (5.2%)
--------------------------------------------------------------------------------------------------------------------------
            127,718  Brokat Infosystems AG (Germany) (NON)                                                      20,045,340
             52,900  Formula Systems Ltd. (Israel) (NON)                                                         1,391,207
            615,810  Fuji Soft AB, Inc. (Japan)                                                                 40,105,267
             28,737  Infomatec Integrated Info Sys (Germany) (NON)                                               7,923,869
            190,800  NIIT Ltd. (India)                                                                           8,449,458
                300  Oracle Japan (Japan)                                                                           32,269
            348,400  Sage Group PLC (United Kingdom)                                                            12,576,404
                                                                                                            --------------
                                                                                                                90,523,814

Conglomerates (0.9%)
--------------------------------------------------------------------------------------------------------------------------
          1,646,000  Grupo Carso S.A. de C.V. (Mexico) (NON)                                                     6,771,739
             17,428  Preussag AG (Germany) (NON)                                                                 9,311,345
                                                                                                            --------------
                                                                                                                16,083,084

Consumer Durable Goods (0.7%)
--------------------------------------------------------------------------------------------------------------------------
            203,500  Hindustan Lever Ltd. (India)                                                               10,881,531

Consumer Services (3.9%)
--------------------------------------------------------------------------------------------------------------------------
            126,000  Bellsystem 24, Inc. (Japan)                                                                42,882,346
             18,022  Ce Consumer Electronic (Germany) (NON)                                                      5,540,864
          1,640,700  Compass Group PLC (United Kingdom)                                                         18,957,394
                                                                                                            --------------
                                                                                                                67,380,604

Cosmetics (1.3%)
--------------------------------------------------------------------------------------------------------------------------
            205,790  Fancl Corp. (Japan)                                                                        23,345,921

Education (0.6%)
--------------------------------------------------------------------------------------------------------------------------
            125,600  Benesse Corp. (Japan)                                                                      10,100,771

Electric Utilities (1.1%)
--------------------------------------------------------------------------------------------------------------------------
            376,588  Companhia Energetica de Minas Gerais ADR (Brazil)                                           8,520,304
            162,900  Vestas Wind Systems A/S (Denmark) (NON)                                                    10,760,358
                                                                                                            --------------
                                                                                                                19,280,662

Electronic Components (1.9%)
--------------------------------------------------------------------------------------------------------------------------
            314,600  ARM Holdings PLC (United Kingdom) (NON)                                                    13,688,403
            431,830  ASM Lithography Holding N.V. (Netherlands) (NON)                                           19,659,601
                                                                                                            --------------
                                                                                                                33,348,004

Electronics and Electrical Equipment (3.1%)
--------------------------------------------------------------------------------------------------------------------------
             22,300  JDS Fitel, Inc. (Canada) (NON)                                                              1,263,393
              3,370  Kudelski SA (Switzerland) (NON)                                                            13,411,804
             79,347  Medion AG (Germany) (NON)                                                                  13,690,333
            212,978  Samsung Electronics Co. (South Korea)                                                      16,503,175
          9,628,200  Singapore Tech Engineering (Singapore) (NON)                                                8,699,677
                                                                                                            --------------
                                                                                                                53,568,382

Financial Services (2.4%)
--------------------------------------------------------------------------------------------------------------------------
          2,986,800  Grupo Financiero Bancomer, S.A. de C.V. (Mexico) (NON)                                      6,473,914
             47,773  Housing Development Finance Corp. Ltd. (India) (NON)                                        2,572,566
          2,771,600  Sanlam Ltd. (South Africa) (NON)                                                            2,405,973
             60,900  Shohkoh Fund & Co., Ltd. (Japan)                                                           30,705,877
                                                                                                            --------------
                                                                                                                42,158,330

Food and Beverages (2.9%)
--------------------------------------------------------------------------------------------------------------------------
            290,200  Coca-Cola Femsa S.A. de C.V. ADR (Mexico) (NON)                                             4,733,888
             62,804  Danone (France) (NON)                                                                      15,737,583
            153,529  Kamps AG (Germany)                                                                         15,926,715
              7,922  Nestle S.A. (Switzerland)                                                                  14,369,145
                                                                                                            --------------
                                                                                                                50,767,331

Gaming (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            967,000  Berjaya Sports Toto Berhad (Malaysia)                                                       1,083,040

Insurance (1.9%)
--------------------------------------------------------------------------------------------------------------------------
             74,765  Aegon N.V. (Netherlands)                                                                    6,795,484
             59,070  Axa S.A. (France)                                                                           7,797,831
            201,000  Liberty Life Association of Africa Ltd. (South Africa)                                      2,496,367
            872,800  Skandia Forsakrings AB (Sweden) (NON)                                                      16,161,398
                                                                                                            --------------
                                                                                                                33,251,080

Media (2.3%)
--------------------------------------------------------------------------------------------------------------------------
          3,313,900  Aegis Group PLC 144A (United Kingdom)                                                       7,289,578
          2,297,680  Aegis Group PLC (United Kingdom)                                                            5,054,201
             21,760  Edel Music AG (Germany) (NON)                                                               7,859,712
            633,000  Gruppo Editoriale L'Espresso (Italy) (NON)                                                  7,076,940
            571,900  Pearson (United Kingdom)                                                                   13,004,014
                                                                                                            --------------
                                                                                                                40,284,445

Medical Supplies and Devices (1.7%)
--------------------------------------------------------------------------------------------------------------------------
          1,105,300  Mediaset SpA (Italy) (NON)                                                                 10,349,200
            485,000  Takeda Chemical Industries (Japan)                                                         18,707,140
                                                                                                            --------------
                                                                                                                29,056,340

Networking (0.9%)
--------------------------------------------------------------------------------------------------------------------------
            215,020  Equant N.V. (Netherlands) (NON)                                                            16,272,714

Oil and Gas (0.6%)
--------------------------------------------------------------------------------------------------------------------------
            207,300  MOL Magyar Olaj-es Gazipari GDR (Hungary) (NON)                                             4,405,125
            195,300  YPF S.A. ADR (Argentina)                                                                    6,164,156
                                                                                                            --------------
                                                                                                                10,569,281

Pharmaceuticals and Biotechnology (4.2%)
--------------------------------------------------------------------------------------------------------------------------
            291,000  Banyu Pharmaceutical Co. Ltd. (Japan)                                                       4,744,033
            368,000  Glaxo Wellcome PLC (United Kingdom)                                                        12,293,553
            100,904  Sanofi S.A. (France) (NON)                                                                 16,921,601
            669,013  Smithkline Beecham PLC ADR (United Kingdom)                                                 9,632,953
             68,107  Synthelabo (France) (NON)                                                                  14,752,828
            455,000  Yamanouchi Pharmaceutical Co. Ltd. (Japan)                                                 14,338,233
                                                                                                            --------------
                                                                                                                72,683,201

Publishing (4.9%)
--------------------------------------------------------------------------------------------------------------------------
          1,971,300  Class Editori (Italy) (NON)                                                                17,419,392
          1,809,500  John Fairfax Holdings Ltd. (Australia)                                                      4,479,815
             73,800  Kadokawa Shoten Publishing (Japan)                                                          9,798,654
         24,923,700  Seat Pagine Gialle SpA (Italy)                                                             29,070,381
            719,200  Trinity PLC (United Kingdom)                                                                6,084,702
            263,962  VNU N.V. (Netherlands)                                                                     10,243,705
             44,112  Wolters Kluwer N.V. (Netherlands) (NON)                                                     7,966,627
                                                                                                            --------------
                                                                                                                85,063,276

Real Estate (0.7%)
--------------------------------------------------------------------------------------------------------------------------
          1,732,000  Westfield Holdings (Australia)                                                             11,654,420

Restaurants (1.5%)
--------------------------------------------------------------------------------------------------------------------------
          2,594,800  Autogrill SpA (Italy) (NON)                                                                25,523,102

Retail (4.2%)
--------------------------------------------------------------------------------------------------------------------------
            267,696  Centros Comerciales Continente, S.A. (Spain) (NON)                                          7,413,038
            738,500  Coles Myer Ltd. (Australia)                                                                 4,011,520
          1,201,200  Dixons Group PLC (United Kingdom)                                                          25,416,185
            201,200  Fast Retailing Co. Ltd. (Japan)                                                             7,929,646
            822,500  Harvey Norman Holdings Ltd. (Australia)                                                     8,098,128
          5,001,700  Migros Turk T.A.S. (Turkey) (NON)                                                           6,568,232
            780,800  Next PLC (United Kingdom)                                                                   8,921,058
          1,292,000  President Chain Store Corp. (Taiwan) (NON)                                                  3,998,491
                                                                                                            --------------
                                                                                                                72,356,298

Satellite Services (0.2%)
--------------------------------------------------------------------------------------------------------------------------
          1,304,200  Pace Micro Technology PLC (United Kingdom)                                                  3,047,492

Semiconductors (2.9%)
--------------------------------------------------------------------------------------------------------------------------
            275,500  Advantest Corp. (Japan)                                                                    20,951,887
             90,500  Ase Test Ltd. (Taiwan) (NON)                                                                3,574,750
            127,450  STMicroelectronics N.V. ADR (France) (NON)                                                 12,378,581
          1,400,000  Taiwan Semiconductor Manufacturing Co. (Taiwan) (NON)                                       4,396,136
            187,000  Tokyo Electron Ltd. (Japan)                                                                 9,632,856
                                                                                                            --------------
                                                                                                                50,934,210

Supermarkets (1.2%)
--------------------------------------------------------------------------------------------------------------------------
              6,348  Carrefour Supermarche SA (France)                                                           4,872,407
            435,395  Koninklijke Ahold N.V. (Netherlands)                                                       16,615,762
                                                                                                            --------------
                                                                                                                21,488,169

Telecommunication Equipment (5.2%)
--------------------------------------------------------------------------------------------------------------------------
            113,300  Hikari Tsushin, Inc. (Japan)                                                               19,898,904
            323,000  Matsushita Communication Industrial Co. Ltd. (Japan)                                       21,741,425
            304,700  Nokia OYJ Class A (Finland)                                                                48,838,078
                                                                                                            --------------
                                                                                                                90,478,407

Telecommunications (7.5%)
--------------------------------------------------------------------------------------------------------------------------
          1,530,500  Cable & Wireless Communications (United Kingdom) (NON)                                     17,277,137
            817,800  Carso Global Telecom de C.V. (Mexico) (NON)                                                 4,246,468
            449,100  Colt Telecom Group PLC (United Kingdom)                                                     8,076,767
            613,700  Energis PLC (United Kingdom) (NON)                                                         17,425,784
            304,100  Hellenic Telecommunication Organization S.A. (Greece) (NON)                                 7,370,149
            144,600  Helsingin Puhelin OYJ (Helsinki Telephone Corp.)
                       Class E (Finland) (NON)                                                                   7,041,659
              3,733  NTT Data Corp. (Japan)                                                                     28,734,684
          1,036,900  Orange PLC ADR (United Kingdom) (NON)                                                      14,478,906
            437,100  Sonera Group OYJ (Finland) (NON)                                                            7,236,191
          3,556,000  Telstra Corporation Ltd. (Australia)                                                       18,634,415
                                                                                                            --------------
                                                                                                               130,522,160

Telephone Services (9.6%)
--------------------------------------------------------------------------------------------------------------------------
            881,000  British Telecommunications PLC ADR                                                         14,353,485
            298,800  Cia de Telecomunicationes de Chile S.A. ADR (Chile)                                         7,040,475
            402,500  Embratel Participacoes S.A. ADR (Brazil) (NON)                                              6,716,719
              2,500  Mahanagar Telephone Nigam Ltd. (India) (NON)                                                   10,427
            312,514  Mannesmann AG (Germany) (NON)                                                              39,743,187
             80,900  Panafon Hellenic Telecom SA (Greece) (NON)                                                  2,098,350
            376,100  Portugal Telecom S.A. (Portugal) (NON)                                                     16,774,718
            335,300  Tele Norte Leste Participacoes S.A. ADR (Brazil) (NON)                                      5,155,238
            186,400  Telefonica de Argentina S.A. ADR (Argentina)                                                5,638,600
            137,700  Telefonos de Mexico S.A. de C.V. ADR Class L (Mexico)                                       9,019,350
            489,300  Telesp Participacoes S.A. ADR (Brazil) (NON)                                               10,091,813
          2,711,748  Vodafone Group PLC (United Kingdom)                                                        50,298,492
                                                                                                            --------------
                                                                                                               166,940,854

Utilities (0.2%)
--------------------------------------------------------------------------------------------------------------------------
          1,563,100  AEM SpA (Italy)                                                                             3,629,583
                                                                                                            --------------
                     Total Common Stocks (cost $1,357,472,384)                                              $1,719,517,534

SHORT-TERM INVESTMENTS (0.7%)(a) (cost $11,929,000)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
        $11,929,000  Interest in $400,000,000 joint repurchase agreement dated March 31, 1999 with Warburg Securities due
                       April 1, 1999 with respect to various U.S. Treasury
                       obligations -- maturity value of $11,930,624 for
                       an effective yield of 4.90%                                                          $   11,929,000
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $1,369,401,384) (b)                                            $1,731,446,534
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $1,736,798,670.

  (b) The aggregate identified cost on a tax basis is $1,381,024,996, resulting in gross unrealized appreciation and depreciation of $384,533,831 and $34,112,293, respectively, or net unrealized appreciation of $350,421,538.

(NON) Non-income-producing security.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities
      Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR or GDR after the name of a foreign holding stands for American Depository Receipts or Global Depository
      Receipts, respectively, representing ownership of foreign securities on deposit with a domestic custodian bank.

      DIVERSIFICATION BY COUNTRY

      Distribution of investments by country of issue at March 31, 1999: (as percentage of Market Value) (Unaudited)

                 Australia           2.7%
                 Brazil              2.3
                 Canada              3.6
                 Finland             3.6
                 France              5.9
                 Germany             9.6
                 Greece              1.0
                 India               1.3
                 Italy               7.8
                 Japan              19.9
                 Mexico              2.9
                 Netherlands         4.5
                 Portugal            1.0
                 Singapore           1.0
                 South Korea         1.0
                 Spain               1.3
                 Sweden              3.4
                 Switzerland         1.6
                 United Kingdom     18.0
                 United States       1.8
                 Other               5.8
                                   -----
                 Total             100.0%

-------------------------------------------------------------------------------------------
Swap Contracts outstanding at March 31, 1999 (Unaudited)
                                                  Notional    Termination    Unrealized
                                                   Amount        Date       Appreciation
-------------------------------------------------------------------------------------------
Agreement with Lehman Brothers Securities
Asia Ltd. dated March 10, 1999 to receive (pay)
quarterly the notional amount multiplied by the
return of SK Telecom (Korea) and pay the
notional amount multiplied by three month
LIBOR adjusted by a specified spread.            $1,435,112     3/12/01      $219,284

Agreement with Morgan Stanley Dean Witter
dated March 16, 1999 to receive (pay) quarterly
the notional amount multiplied by the return of
SK Telecom (Korea) and pay the notional amount
multiplied by three month LIBOR adjusted by
a specified spread.                               1,503,834    12/10/99       196,477

Agreement with Salomon Brothers International
Ltd. dated April 13, 1998 to receive (pay) quarterly
the notional amount multiplied by the return of
SK Telecom (Korea) and pay the notional amount
multiplied by three month LIBOR adjusted by
a specified spread.                                 237,462     4/13/00        25,317
-------------------------------------------------------------------------------------------
                                                                             $441,078
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
March 31, 1999 (Unaudited)
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $1,369,401,384) (Note 1)                                        $1,731,446,534
-----------------------------------------------------------------------------------------------
Cash                                                                                  4,210,123
-----------------------------------------------------------------------------------------------
Foreign currency (cost $22,160,053)                                                  22,510,376
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                2,096,431
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                       15,874,469
-----------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                             2,552,827
-----------------------------------------------------------------------------------------------
Receivable for open swap contracts                                                      441,078
-----------------------------------------------------------------------------------------------
Unamortized organization expenses (Note 1)                                                2,428
-----------------------------------------------------------------------------------------------
Total assets                                                                      1,779,134,266

Liabilities
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                           22,201,444
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                     13,154,104
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                          4,735,356
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                              541,516
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                            35,591
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              4,990
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                1,365,105
-----------------------------------------------------------------------------------------------
Payable for organization expenses (Note 1)                                                6,425
-----------------------------------------------------------------------------------------------
Payable for closed forward currency contracts                                           246,213
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                   44,852
-----------------------------------------------------------------------------------------------
Total liabilities                                                                    42,335,596
-----------------------------------------------------------------------------------------------
Net assets                                                                       $1,736,798,670

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                  $1,436,406,777
-----------------------------------------------------------------------------------------------
Accumulated net investment loss (Note 1)                                             (6,906,680)
-----------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and
and foreign currency transactions (Note 1)                                          (55,371,485)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                        362,670,058
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                       $1,736,798,670

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($735,845,583 divided by 53,134,260 shares)                                              $13.85
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $13.85)*                                  $14.69
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($926,431,132 divided by 68,459,628 shares)**                                            $13.53
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class C share
($1,155,426 divided by 83,465 shares)**                                                  $13.84
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($73,366,529 divided by 5,369,867 shares)                                                $13.66
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $13.66)*                                  $14.16
-----------------------------------------------------------------------------------------------

  * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

 ** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended March 31, 1999 (Unaudited)
Investment income:
-----------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $951,845)                                         $  9,450,071
-----------------------------------------------------------------------------------------------
Interest                                                                                490,142
-----------------------------------------------------------------------------------------------
Total investment income                                                               9,940,213

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                      9,159,901
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                        1,836,562
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                        77,521
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                          9,898
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                   880,614
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                 4,406,016
-----------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                     1,001
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                   261,735
-----------------------------------------------------------------------------------------------
Amortization of organization expenses (Note 1)                                            1,618
-----------------------------------------------------------------------------------------------
Auditing                                                                                 94,898
-----------------------------------------------------------------------------------------------
Legal                                                                                     6,164
-----------------------------------------------------------------------------------------------
Postage                                                                                  97,253
-----------------------------------------------------------------------------------------------
Other                                                                                   140,846
-----------------------------------------------------------------------------------------------
Total expenses                                                                       16,974,027
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                             (127,134)
-----------------------------------------------------------------------------------------------
Net expenses                                                                         16,846,893
-----------------------------------------------------------------------------------------------
Net investment loss                                                                  (6,906,680)
-----------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                     65,407,383
-----------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                          (1,217,181)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities in
foreign currencies during the period                                                    154,304
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
swap contracts during the period                                                    349,514,853
-----------------------------------------------------------------------------------------------
Net gain on investments                                                             413,859,359
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                               $406,952,679
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets                                             Six months ended      Year ended
                                                                                       March 31    September 30
                                                                                          1999*            1998
---------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment loss                                                               $  (6,906,680) $  (13,169,571)
---------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and
foreign currency transactions                                                        64,190,202    (102,181,173)
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of
investments and assets and liabliities in foreign currencies                        349,669,157    (117,739,675)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                                           406,952,679    (233,090,419)
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                                  --        (488,058)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                                  --              --
---------------------------------------------------------------------------------------------------------------
    Class M                                                                                  --              --
---------------------------------------------------------------------------------------------------------------
From return of capital
    Class A                                                                                  --         (42,729)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                                  --         (54,428)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                                  --          (4,504)
---------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                                  --     (67,614,260)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                                  --     (86,126,420)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                                  --      (7,126,729)
---------------------------------------------------------------------------------------------------------------
Decrease from capital share transactions (Note 4)                                  (168,328,405)   (138,578,999)
---------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                             238,624,274    (533,126,546)

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                               1,498,174,396   2,031,300,942
---------------------------------------------------------------------------------------------------------------
End of period (including accumulated net investment loss
of $6,906,680 and $--, respectively)                                             $1,736,798,670  $1,498,174,396
---------------------------------------------------------------------------------------------------------------

 * Unaudited

   The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                                 Six months
                                                    ended                                                         For the period
Per-share                                          March 31                                                        Jan. 3, 1995+
operating performance                            (Unaudited)                 Year ended September 30                to Sept. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                     1999             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $10.81           $13.60           $11.69           $10.29            $8.50
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (a)                     (.03)            (.04)            (.03)             .04(e)           .02(e)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                  3.07            (1.63)            1.98             1.37             1.77
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                3.04            (1.67)            1.95             1.41             1.79
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                      --             (.01)            (.04)            (.01)              --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                         --            (1.11)              --(d)            --(d)            --
------------------------------------------------------------------------------------------------------------------------------------
Return of capital                                      --               --(d)            --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                    --            (1.12)            (.04)            (.01)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $13.85           $10.81           $13.60           $11.69           $10.29
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                              28.12*          (12.37)           16.74            13.76            21.06*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                   $735,846         $630,422         $859,999         $499,396          $15,137
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                             .81*            1.75             1.75             1.95(e)          1.23(e)*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)                     (.21)*           (.30)            (.24)             .34(e)           .86(e)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                              95.05*          170.28           141.29            24.69             9.24*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) The ratio of expenses to average net assets includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Per share distributions were less than $.01 per share, variances may occur due to rounding.

(e) Reflects an expense limitation in effect during the period (Note 2). As a result of such limitation, expenses for the fund reflect a reduction of less than $0.01 and $0.02 per share for each share class for periods ended September 30, 1996 and 1995, respectively.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                                                 Six months
                                                    ended                                                         For the period
Per-share                                          March 31                                                        July 21, 1995+
operating performance                            (Unaudited)                Year ended September 30                 to Sept. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                     1999             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $10.61           $13.45           $11.61           $10.28           $10.25
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (a)                     (.08)            (.13)            (.13)            (.05)(e)         (.01)(e)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                  3.00            (1.60)            1.97             1.39              .04
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                2.92            (1.73)            1.84             1.34              .03
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                      --               --               --             (.01)              --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                         --            (1.11)              --(d)            --(d)            --
------------------------------------------------------------------------------------------------------------------------------------
Return of capital                                      --               --(d)            --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                    --            (1.11)              --             (.01)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $13.53           $10.61           $13.45           $11.61           $10.28
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                              27.52*          (12.98)           15.87            13.02              .29*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                   $926,431         $803,785       $1,079,912         $573,129           $7,053
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                            1.19*            2.50             2.50             2.72(e)           .83(e)*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)                     (.58)*          (1.05)            (.99)            (.43)(e)         (.20)(e)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                              95.05*          170.28           141.29            24.69             9.24*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) The ratio of expenses to average net assets includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Per share distributions were less than $.01 per share, variances may occur due to rounding.

(e) Reflects an expense limitation in effect during the period (Note 2). As a result of such limitation, expenses for the fund reflect a reduction of less than $0.01 and $0.02 per share for each share class for periods ended September 30, 1996 and 1995, respectively.




Financial highlights
(For a share outstanding throughout the period)

CLASS C
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    For the period
                                                                                                                  February 1, 1999+
Per-share                                                                                                            to March 31
operating performance                                                                                                (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         1999
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                                    $13.82
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (a)                                                                                         (.02)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                                                       .04
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                                     .02
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                                          --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                                                             --
------------------------------------------------------------------------------------------------------------------------------------
Return of capital                                                                                                          --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                                        --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                                          $13.84
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                                                                                                    .15*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                                         $1,155
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                                                                                                 .39*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)                                                                                         (.19)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                                  95.05*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) The ratio of expenses to average net assets includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Per share distributions were less than $.01 per share, variances may occur due to rounding.

(e) Reflects an expense limitation in effect during the period (Note 2). As a result of such limitation, expenses for the fund reflect a reduction of less than $0.01 and $0.02 per share for each share class for periods ended September 30, 1996 and 1995, respectively.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------
                                                 Six months
                                                    ended                                                          For the period
Per-share                                          March 31                                                         July 21, 1995+
operating performance                            (Unaudited)                 Year ended September 30                 to Sept. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                     1999             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
beginning of period                                $10.69           $13.51           $11.64           $10.29           $10.25
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (a)                     (.07)            (.10)            (.10)            (.02)(e)           --(e)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                  3.04            (1.61)            1.98             1.38              .04
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                2.97            (1.71)            1.88             1.36              .04
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                      --               --             (.01)(d)         (.01)              --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                         --            (1.11)              --(d)            --(d)            --
------------------------------------------------------------------------------------------------------------------------------------
Return of capital                                      --               --(d)            --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                    --            (1.11)            (.01)            (.01)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $13.66           $10.69           $13.51           $11.64           $10.29
------------------------------------------------------------------------------------------------------------------------------------

 Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                              27.78*          (12.76)           16.12            13.22              .39*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                    $73,367          $63,967          $91,390          $52,182           $1,259
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                            1.06*            2.25             2.25             2.46(e)           .79(e)*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)                     (.46)*           (.80)            (.74)            (.17)(e)         (.15)(e)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                              95.05*          170.28           141.29            24.69             9.24*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) The ratio of expenses to average net assets includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Per share distributions were less than $.01 per share, variances may occur due to rounding.

(e) Reflects an expense limitation in effect during the period (Note 2). As a result of such limitation, expenses for the fund reflect a reduction of less than $0.01 and $0.02 per share for each share class for periods ended September 30, 1996 and 1995, respectively.




Notes to financial statements
March 31, 1999 (Unaudited)

Note 1
Significant accounting policies

Putnam International New Opportunities Fund (the "fund") is a series of Putnam Investment Funds (the "Trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The objective of the fund is to seek long-term capital appreciation by investing primarily in common stocks that offer potential for capital appreciation and are primarily traded in security markets outside the United States.

The fund offers class A, class B, class C, and class M shares. Effective February 1, 1999, the fund began offering Class C shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments are stated at fair market value following procedures approved by the Trustees. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc.. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Swap contracts The fund may engage in swap agreements, which are an agreement to exchange the return generated by one instrument for the return generated by another instrument. The fund may enter into equity swap agreements, to manage its exposure to equity markets, which involve a commitment by one party to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty, respectively. Equity swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made at the end of the measurement period are recorded as realized gains or losses. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.

H) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintains an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended March 31, 1999, the fund had no borrowings against the line of credit.

I) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At September 30, 1998, the fund had a capital loss carryover of approximately $20,068,000 available to offset future net capital gain, if any, which will expire on September 30, 2006.

J) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

K) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

L) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $6,425. These expenses are being amortized on projected net asset levels over a five-year period. The fund will reimburse Putnam Management for the payment of these.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 1.20% of the first $500 million of average net assets, 1.10% of the next $500 million, 1.05% of the next $500 million, 1.00% of the next $5 billion, 0.975% of the next $5 billion, 0.955% of the next $5 billion, 0.94% of the next $5 billion, and 0.93% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended March 31, 1999, fund expenses were reduced by $127,134 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $2,060 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00%, and 0.75% of the average net assets attributable to class A, class B, class C and class M shares respectively.

For the six months ended March 31, 1999, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $99,606 and $7,356 from the sale of class A and class M shares, respectively and received $1,061,607 and $2 in contingent deferred sales charges from redemptions of class B and C shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended March 31, 1999, Putnam Mutual Funds Corp., acting as underwriter received $5,389 on class A redemptions.

Note 3
Purchase and sales of securities

During the six months ended March 31, 1999, purchases and sales of investment securities other than short-term investments aggregated $1,553,106,482 and $1,709,809,948, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At March 31, 1999, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                              Six months ended March 31, 1999
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     47,223,293       $593,649,424
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                47,223,293        593,649,424

Shares
repurchased                                    (52,416,882)      (665,761,836)
-----------------------------------------------------------------------------
Net decrease                                    (5,193,589)      $(72,112,412)
-----------------------------------------------------------------------------

                                                Year ended September 30, 1998
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     40,891,158       $500,905,060
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    5,841,168         63,668,753
-----------------------------------------------------------------------------
                                                46,732,326        564,573,813

Shares
repurchased                                    (51,641,648)      (632,786,272)
-----------------------------------------------------------------------------
Net decrease                                    (4,909,322)      $(68,212,459)
-----------------------------------------------------------------------------

                                              Six months ended March 31, 1999
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      5,021,265       $ 61,059,277
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestments of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                 5,021,265         61,059,277

Shares
repurchased                                    (12,350,851)      (150,713,011)
-----------------------------------------------------------------------------
Net decrease                                    (7,329,586)      $(89,653,734)
-----------------------------------------------------------------------------

                                                Year ended September 30, 1998
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     14,865,732       $179,189,819
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestments of
distributions                                    6,548,440         70,395,732
-----------------------------------------------------------------------------
                                                21,414,172        249,585,551

Shares
repurchased                                    (25,911,310)      (309,930,505)
-----------------------------------------------------------------------------
Net decrease                                    (4,497,138)      $(60,344,954)
-----------------------------------------------------------------------------

                                              For the period February 1, 1999
                                              (commencement of operations) to
                                                               March 31, 1999
-----------------------------------------------------------------------------
Class C                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        151,748         $2,044,525
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestments of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                   151,748          2,044,525

Shares
repurchased                                        (68,283)          (923,862)
-----------------------------------------------------------------------------
Net increase                                        83,465         $1,120,663
-----------------------------------------------------------------------------

                                              Six months ended March 31, 1999
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      1,220,577        $15,180,390
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                 1,220,577         15,180,390

Shares
repurchased                                     (1,835,122)       (22,863,312)
-----------------------------------------------------------------------------
Net decrease                                      (614,545)       $(7,682,922)
-----------------------------------------------------------------------------

                                                Year ended September 30, 1998
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      1,786,653       $ 21,841,612
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      572,123          6,190,375
-----------------------------------------------------------------------------
                                                 2,358,776         28,031,987

Shares
repurchased                                     (3,137,394)       (38,053,573)
-----------------------------------------------------------------------------
Net decrease                                      (778,618)      $(10,021,586)
-----------------------------------------------------------------------------



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Fund information

WEB SITE

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INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
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Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

John J. Morgan
Vice President

Robert J. Swift
Vice President and Fund Manager

Jack P. Chang
Vice President and Fund Manager

Stephen Oler
Vice President and Fund Manager

J. Peter Grant
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

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